Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive “Compensation Actually Paid” to our principal executive officer (“PEO”) and our other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures. For a discussion of our compensation philosophy, how our Compensation Committee assessed “pay-for-performance,” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives, as well as stockholder value creation each year, see the section titled “Compensation Discussion and Analysis” on page 18.
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid for PEO(2)(3)	Average Summary Compensation Table Total for Non- PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs(4)(5)	Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Income(8)	Gross Profit Margin(9)
2022	$7,043,045	$2,131,915	$1,575,706	$778,297	$81	$137	$(8,036,000)	30.0%
2021	$5,572,785	$6,004,697	$1,260,484	$1,379,361	$181	$213	$56,708,000	32.4%
2020	$2,951,667	$2,943,599	$746,414	$780,349	$116	$151	$344,965,000	25.3%

(1)	Young-Joon Kim served as the Company's PEO for the entirety of 2020, 2021, and 2022. The Company’s other NEOs for the applicable years were as follows:
– 2022: Theodore Kim, Woung Moo Lee, Chan Ho Park, Shin Young Park
– 2021: Theodore Kim, Woung Moo Lee, Chan Ho Park, Young Soo Woo
– 2020: Jonathan Kim, Theodore Kim, Woung Moo Lee, Chan Ho Park, Young Soo Woo
Jonathan Kim, Chan Ho Park and Young Soo Woo each served partial years in 2020. Jonathan Kim resigned on March 27 2020, Chan Ho Park’s date of hire was June 1, 2020, and Young Soo Woo’s date of hire was May 25, 2020.
(2)
The amounts reported represent the “Compensation Actually Paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. The valuation assumptions used to calculate fair values were updated for the applicable fiscal year, and the assumptions for the applicable fiscal year are set forth in the notes to the financial statements in our annual on Form 10-K for the applicable fiscal year.

(3)
In accordance with Item 402(v) of Regulation S-K, the table below describes the adjustments that were made to the amounts reported for our PEO in the “Total” column of the Summary Compensation Table for each year to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year.

PEO
		2020	2021	2022
	Summary Compensation Table - Total Compensation	$2,951,667	$5,572,785	$7,043,045
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$1,486,335	$2,335,967	$4,211,480
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$560,754	$961,177	$415,751
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(74,744)	$232,027	$(592,567)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,071,771	$1,324,256	$134,587
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$46,222	$250,419	$(238,374)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$125,736	$0	$419,047
=	Compensation Actually Paid	$2,943,599	$6,004,697	$2,131,915
(4)
The amounts reported represent the average “Compensation Actually Paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. The valuation assumptions used to calculate fair values were updated for the applicable fiscal year and the assumptions for the applicable fiscal year are set forth in the notes to the financial statements in our annual on Form 10-K for the applicable fiscal year.

(5)
In accordance with Item 402(v) of Regulation S-K, the table below describes the adjustments that were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year.

NEO Average
		2020	2021	2022
	Summary Compensation Table - Total Compensation	$746,414	$1,260,484	$1,575,706
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$261,010	$454,812	$693,161
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$196,508	$196,048	$113,865
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(2,781)	$56,561	$(130,216)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$105,488	$228,300	$48,314
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$13,306	$121,510	$(90,215)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$17,576	$28,730	$45,996
=	Compensation Actually Paid	$780,349	$1,379,361	$778,297
(6)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the performance period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the performance period by our company’s share price at the beginning of the performance period. No dividends were paid on stock or option awards in 2022, 2021, or 2020.

(7)
The TSR Peer Group consists of the Philadelphia Semiconductor Index, an independently prepared index composed of the 30 largest U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

(8)
Among various factors that can affect the Company’s net income year-over-year, a substantial portion of non-cash translation gain or loss recorded in the Company’s net income is associated with the intercompany long-term loans, which is denominated in U.S. dollars, to the Company’s Korean subsidiary (using Korean Won as its functional currency) by the Dutch Subsidiary. As of December 31, 2022, 2021 and 2020, the outstanding intercompany long-term loan balance including accrued interest was $311.0 million, $344.4 million and $378.9 million, respectively. Due to the foreign currency fluctuations year-over-year, it can be difficult to detect underlying trends in net income as a result of the Company’s business and results of operations.

In addition, certain non-recurring events that were not expected to represent the Company’s ongoing operating income or expense had an impact on net income. For the year ended December 31, 2021, total net income of $56.7 million included net gain of $35.5 million that represented $70.2 million income from the recognition of a reverse termination fee, net of professional service fees and expenses of $34.7 million incurred in connection with the previously contemplated merger. For the year ended December 31, 2020, total net income of $345.0 million included income from discontinued operations, net of tax, of $287.9 million, primarily attributable to the recognition of $287.1 million as gain on sale of the Company’s Foundry Service Group business and its fabrication facility located in Cheongju known as “Fab 4”. It also included income tax benefits of $46.2 million, mainly attributable to the recognition of differences between GAAP and cash tax expense of $43.9 million.
(9)
As noted in the section titled “Compensation Discussion and Analysis,” for 2022, the Compensation Committee determined that gross profit as a percentage of revenue (“Gross Profit Margin”) continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the 2022 long term incentive program.

Company Selected Measure Name	Gross Profit Margin
Named Executive Officers, Footnote [Text Block]
(1)	Young-Joon Kim served as the Company's PEO for the entirety of 2020, 2021, and 2022. The Company’s other NEOs for the applicable years were as follows:
– 2022: Theodore Kim, Woung Moo Lee, Chan Ho Park, Shin Young Park
– 2021: Theodore Kim, Woung Moo Lee, Chan Ho Park, Young Soo Woo
– 2020: Jonathan Kim, Theodore Kim, Woung Moo Lee, Chan Ho Park, Young Soo Woo
Jonathan Kim, Chan Ho Park and Young Soo Woo each served partial years in 2020. Jonathan Kim resigned on March 27 2020, Chan Ho Park’s date of hire was June 1, 2020, and Young Soo Woo’s date of hire was May 25, 2020.

Peer Group Issuers, Footnote [Text Block]
(7)
The TSR Peer Group consists of the Philadelphia Semiconductor Index, an independently prepared index composed of the 30 largest U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

PEO Total Compensation Amount	$ 7,043,045	$ 5,572,785	$ 2,951,667
PEO Actually Paid Compensation Amount	$ 2,131,915	6,004,697	2,943,599
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
In accordance with Item 402(v) of Regulation S-K, the table below describes the adjustments that were made to the amounts reported for our PEO in the “Total” column of the Summary Compensation Table for each year to calculate the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year.

PEO
		2020	2021	2022
	Summary Compensation Table - Total Compensation	$2,951,667	$5,572,785	$7,043,045
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$1,486,335	$2,335,967	$4,211,480
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$560,754	$961,177	$415,751
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(74,744)	$232,027	$(592,567)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,071,771	$1,324,256	$134,587
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$46,222	$250,419	$(238,374)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$125,736	$0	$419,047
=	Compensation Actually Paid	$2,943,599	$6,004,697	$2,131,915

Non-PEO NEO Average Total Compensation Amount	$ 1,575,706	1,260,484	746,414
Non-PEO NEO Average Compensation Actually Paid Amount	$ 778,297	1,379,361	780,349
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
In accordance with Item 402(v) of Regulation S-K, the table below describes the adjustments that were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the “Compensation Actually Paid”. No dividends or other earnings were paid on stock or option awards in the covered fiscal year.

NEO Average
		2020	2021	2022
	Summary Compensation Table - Total Compensation	$746,414	$1,260,484	$1,575,706
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$261,010	$454,812	$693,161
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$196,508	$196,048	$113,865
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(2,781)	$56,561	$(130,216)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$105,488	$228,300	$48,314
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$13,306	$121,510	$(90,215)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$17,576	$28,730	$45,996
=	Compensation Actually Paid	$780,349	$1,379,361	$778,297

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Pay and Performance
“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation S-K, reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.
The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2020, 2021 and 2022 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our net income, and (3) our Gross Profit Margin.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Pay and Performance
“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation S-K, reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.
The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2020, 2021 and 2022 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our net income, and (3) our Gross Profit Margin.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Pay and Performance
“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation S-K, reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.
The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2020, 2021 and 2022 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our net income, and (3) our Gross Profit Margin.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Pay and Performance
“Compensation Actually Paid”, as calculated in accordance with Item 402(v) of Regulation S-K, reflects adjusted values to unvested and vested equity awards during the years shown in the Pay Versus Performance Table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. “Compensation Actually Paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.
The following graphs show the relationship between “Compensation Actually Paid” to our CEO and other NEOs in our fiscal years 2020, 2021 and 2022 and (1) TSR of both our Common Stock and the Philadelphia Semiconductor Index, (2) our net income, and (3) our Gross Profit Margin.

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following is a list of the financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link the “Compensation Actually Paid” to the PEO and the other NEOs in 2022:
•	Adjusted EBITDA
•	Gross Profit Margin
•	Revenue

Total Shareholder Return Amount	$ 81	181	116
Peer Group Total Shareholder Return Amount	137	213	151
Net Income (Loss)	$ (8,036,000)	$ 56,708,000	$ 344,965,000
Company Selected Measure Amount	0.30	0.324	0.253
PEO Name	Young-Joon Kim	Young-Joon Kim	Young-Joon Kim
Dividends paid	$ 0	$ 0	$ 0
Intercompany long-term loan balance including accrued interest	$ 311,000,000	344,400,000	378,900,000
Merger-related costs (income), net		(35,500,000)
Income from recognition of reverse termination fee		70,200,000
Merger-related fees and expenses		34,700,000
Income from discontinued operations, net of tax			287,900,000
Gain on sale of discontinued operations			287,100,000
Income tax benefit			(46,200,000)
Deferred income tax benefit			(43,900,000)
Additional 402(v) Disclosure [Text Block]
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily as a result of variable compensation being tied to the performance of our stock and pre-established performance goals and/or criteria under our short-term incentive program and our performance-vesting equity awards. For further details on the terms of our short-term incentive program and our performance-vesting equity awards, see the section titled “Compensation Discussion and Analysis” on page 18.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Profit Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,211,480)	(2,335,967)	(1,486,335)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	415,751	961,177	560,754
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(592,567)	232,027	(74,744)
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	134,587	1,324,256	1,071,771
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(238,374)	250,419	46,222
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(419,047)	0	(125,736)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(693,161)	(454,812)	(261,010)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	113,865	196,048	196,508
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(130,216)	56,561	(2,781)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,314	228,300	105,488
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,215)	121,510	13,306
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (45,996)	$ (28,730)	$ (17,576)